Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (5,632)	$ (8,669)	$ (6,661)
Deferred tax provision for the period	889	2,350	(1,939)
Change in the statutory rate	(82)	81	(42)
Acquisition of subsidiaries		0	0
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(591)	787	216
Cumulative translation adjustment	61	(163)	(392)
Remeasurements of the net defined benefit liability	173	(27)	(130)
Inflation adjustment	46	9	279
Balance at end of the period	$ (5,136)	$ (5,632)	$ (8,669)